Impairment charges - (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges

	Six months ended 30 June 2021	Six months ended 30 June 2020
	Pre-tax	Pre-tax
	US$m	US$m
Aluminium – Pacific Aluminium	—	(489)
Aluminium - ISAL	—	(204)
Minerals – Diavik	—	(441)
Total impairment charge	—	(1,134)

Allocated as:
Intangible assets	—	(4)
Property, plant and equipment	—	(1,011)
Investment in equity accounted units ('EAUs')	—	(119)
Total impairment charge	—	(1,134)
Comprising:
Impairment charges of consolidated balances	—	(1,015)
Impairment charges related to EAUs (pre-tax)	—	(148)
Total impairment charge	—	(1,163)
Taxation (including related to EAUs)	—	130
Total impairment in the income statement	—	(1,033)